United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments
Treasury Cash Series II

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount			Value
		U.S. TREASURY—10.0%
$8,000,000	[1]	United States Treasury Bill, 1.900%, 1/15/2009	$7,942,578
6,000,000	[1]	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	5,964,313
2,000,000	[1]	United States Treasury Bill, 2.295%, 7/2/2009	1,961,240
2,000,000	[1]	United States Treasury Bill, 2.425%, 6/4/2009	1,962,817
2,750,000		United States Treasury Notes, 4.500%, 3/31/2009	2,792,348
2,000,000		United States Treasury Notes, 4.875%, 1/31/2009	2,025,696
750,000		United States Treasury Notes, 4.875%, 5/15/2009	763,274
1,000,000		United States Treasury Notes, 4.875%, 5/31/2009	1,019,600
		TOTAL U.S. TREASURY	24,431,866
		REPURCHASE AGREEMENTS--90.1%
2,327,000		Interest in $3,684,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,684,826,853 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $3,758,523,460.	2,327,000
4,000,000	[2]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $487,451,944 on 10/14/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $496,046,826.	4,000,000
7,000,000	[2]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 8/6/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,967,778 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2009 and the market value of those underlying securities was $393,267,313.	7,000,000
26,000,000		Interest in $2,750,000,000 joint repurchase agreement 2.01%, dated 8/29/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,750,614,167 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $2,805,626,493.	26,000,000
6,000,000	[2]	Interest in $490,000,000 joint repurchase agreement 2.02%, dated 8/19/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $491,154,767 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $500,164,628.	6,000,000
1,000,000	[2]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 10/31/2009 and the market value of the underlying security was $102,107,102.	1,000,000
26,000,000		Interest in $2,775,000,000 joint repurchase agreement 2.03%, dated 8/29/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,775,625,917 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,831,138,572.	26,000,000
3,000,000	[2]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $386,925,000 on 10/14/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $393,665,972.	3,000,000
13,000,000		Interest in $775,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $775,173,944 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $790,501,049.	13,000,000
4,000,000	[2]	Interest in $488,000,000 joint repurchase agreement 2.03%, dated 8/8/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $488,825,533 on 9/10/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $498,268,924.	4,000,000
3,000,000	[2]	Interest in $294,000,000 joint repurchase agreement 2.04%, dated 8/20/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $296,548,980 on 1/21/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 5/15/2016 and the market value of those underlying security was $300,019,201.	3,000,000
26,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,448,889 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,040,457,916.	26,000,000
26,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,224,444 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $1,020,001,583.	26,000,000
26,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,561,111 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,550,001,144.	26,000,000
26,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.01%, dated 8/29/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,223,333 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,005,106.	26,000,000
20,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,448,889 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $2,040,005,109.	20,000,000
2,000,000	[2]	Interest in $244,000,000 joint repurchase agreement 2.05%, dated 8/7/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $246,014,694 on 12/31/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $248,881,627.	2,000,000
		TOTAL REPURCHASE AGREEMENTS	221,327,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[3]	245,758,866
		OTHER ASSETS AND LIABILITIES – NET—(0.1)%[4]	(111,880)
		TOTAL NET ASSETS—100%	$245,646,986

1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	245,758,866
Level 3 – Significant Unobservable Inputs	---
Total	$245,758,866

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series II

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008